Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 03, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Long-term investments (note 8)	$ 39,732		$ 4,792
Cespira
Schedule of Investments [Line Items]
Accounts receivable due from Cespira	4,973		0
HPDI Technology LP (a)
Schedule of Investments [Line Items]
Long-term investments (note 8)	25,494		0
Equity method investment in Cespira		$ 25,944
HPDI Technology AB (a)
Schedule of Investments [Line Items]
Long-term investments (note 8)	11,225		0
Equity method investment in Cespira		$ 9,677
Weichai Westport Inc. (b)
Schedule of Investments [Line Items]
Long-term investments (note 8)	0		1,411
Minda Westport Technologies Limited (c)
Schedule of Investments [Line Items]
Long-term investments (note 8)	2,866		3,234
Other equity accounted investees
Schedule of Investments [Line Items]
Long-term investments (note 8)	147		$ 147
Cespira
Schedule of Investments [Line Items]
Equity method investment in Cespira	$ 36,719